ACCRUED EXPENSES - COMPONENTS OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses		$ 10,978	$ 8,063
Administrative expenses		9,572	8,826
Interest expense		84,249	60,634
Current tax payable		1,096	939
Accrued expenses	[1]	$ 105,895	$ 78,462

[1]	This includes amounts arising from transactions with related parties (see note 29).